Subsequent Events	6 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 20 – SUBSEQUENT EVENTS

The Company evaluated the subsequent event through the date of this report, and concluded that there are no material reportable subsequent events need to be disclosed other than the following.

On October 24, 2024, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to which the Company agreed to sell up to an aggregate of 361,290,000 units (the “Units”), each Unit consisting of one Class A ordinary Share of the Company, par value $0.0001 per share (“Share”) and three warrants, each to purchase one Share (“Warrant”) with an initial exercise price of $0.461, or approximately $1.383 per American depositary share of the Company (“ADS”), at a price of $0.369 per Unit for an aggregate purchase price of approximately $133.32 million (the “Offering”). The net proceeds to the Company from such Offering shall be used by the Company for the expansion and development of its new healthcare services business. The Offering closed on November 4, 2024, upon the satisfaction of all of the closing conditions set forth in the SPA.